Schedule I-Condensed Financial Information of the Parent Company (Details) - Schedule I-Condensed Balance Sheets - Parent Company [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023
ASSETS
Cash	$ 3,566,438	$ 10,476
Due from intercompany	409,820	9,820
Other receivables	9,395,453
Deferred offering costs		222,755
Investment in subsidiaries	555,104	847,858
Total Assets	13,926,825	1,090,909
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	52,827	19,827
Total Current Liabilities	52,827	19,827
Shareholders’ Equity
Ordinary shares ($0.0001 par value, 500,000,000 authorized, 27,000,000 and 24,000,000 shares issued and outstanding as of June 30, 2024 and 2023)	2,700	2,400
Additional paid-in capital	14,578,800	1,041,855
Statutory reserves	570,807	300,171
Accumulated deficit	(1,278,309)	(273,344)
Total shareholders’ equity	13,873,998	1,071,082
Total liabilities and shareholders’ equity	$ 13,926,825	$ 1,090,909